Financial assets - Gain losses on other comprehensive income (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains / (Losses) recognized in other comprehensive income
Related to financial assets	₺ (74,041)	₺ (116,813)	₺ (6,363)
-Income tax relating to fair value reserve	21,841	23,162	1,245
Gains (losses) recognized in other comprehensive income	₺ (52,200)	₺ (93,651)	₺ (5,118)